Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	R$ (12,266,584)	R$ (11,893,115)	R$ (11,496,437)
Marketing expenses	(5,959,682)	(5,908,816)	(5,742,642)
General and administrative expenses	(1,734,484)	(1,798,005)	(1,759,433)
Total	(19,960,750)	(19,599,936)	(18,998,512)
Personnel [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(52,255)	(48,016)	(57,740)
Marketing expenses	(1,001,157)	(925,033)	(862,899)
General and administrative expenses	(430,273)	(513,229)	(459,230)
Total	(1,483,685)	(1,486,278)	(1,379,869)
Third Party Services [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(624,185)	(731,883)	(683,809)
Marketing expenses	(1,987,057)	(2,037,447)	(2,211,627)
General and administrative expenses	(779,528)	(801,521)	(824,634)
Total	(3,390,770)	(3,570,851)	(3,720,070)
Interconnection And Means Of Connection [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(3,581,352)	(3,091,741)	(2,804,984)
Marketing expenses
General and administrative expenses
Total	(3,581,352)	(3,091,741)	(2,804,984)
Depreciation And Amortization [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(6,225,495)	(6,232,502)	(6,369,438)
Marketing expenses	(411,753)	(391,699)	(343,724)
General and administrative expenses	(440,439)	(401,834)	(403,867)
Total	(7,077,687)	(7,026,035)	(7,117,029)
Taxes Fees And Contributions [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(137,230)	(131,924)	(36,503)
Marketing expenses	(879,852)	(932,489)	(876,709)
General and administrative expenses	(30,579)	(28,078)	(26,863)
Total	(1,047,661)	(1,092,491)	(940,075)
Rent And Reinsurance [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(575,524)	(507,427)	(507,164)
Marketing expenses	(189,927)	(178,771)	(146,632)
General and administrative expenses	(32,001)	(30,682)	(16,496)
Total	(797,452)	(716,880)	(670,292)
Cost Of Goods Sold [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(1,062,370)	(1,104,460)	(1,033,891)
Marketing expenses
General and administrative expenses
Total	(1,062,370)	(1,104,460)	(1,033,891)
Publicity And Advertising [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold
Marketing expenses	(688,991)	(700,637)	(599,253)
General and administrative expenses
Total	(688,991)	(700,637)	(599,253)
Expected Credit Losses Of Trade Accounts [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold
Marketing expenses	(765,783)	(693,122)	(639,692)
General and administrative expenses
Total	(765,783)	(693,122)	(639,692)
Others [Member]
IfrsStatementLineItems [Line Items]
Cost of services provided and products sold	(8,173)	(45,162)	(2,908)
Marketing expenses	(35,162)	(49,618)	(62,106)
General and administrative expenses	(21,664)	(22,661)	(28,343)
Total	R$ (64,999)	R$ (117,441)	R$ (93,357)